Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per share
Schedule of computation of basic and diluted earnings per share

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Numerator for basic and diluted earnings per share:

Net income attributable to Simcere Pharmaceutical Group	172,411	178,389	56,957	9,142

Denominator:
Basic weighted average number of ordinary shares outstanding	108,321,562	109,738,705	106,996,531	106,996,531
Effect of dilutive options and non-vested shares	3,036,234	786,552	374,299	374,299
Diluted weighted average number of ordinary shares outstanding	111,357,796	110,525,257	107,370,830	107,370,830
Basic earnings per share	1.59	1.63	0.53	0.09
Diluted earnings per share	1.55	1.61	0.53	0.09